CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended				142 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Series Preferred Stock [Member]	Dec. 31, 2011 Series Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Mar. 31, 2013 Series D preferred stock [Member]	Mar. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2011 Series D preferred stock [Member]
Revenues:
Grant revenue					$ 0	$ 733,438	$ 842,923
Product sales, net	2,253,129	1,686,392	7,241,392	5,902,120	623,352	660,657	2,432,092
License Fees	0	1,330,362	3,154,722	1,345,279
Royalties	64,172	0	168,106	0
Total revenues	2,317,301	3,016,754	10,564,220	7,247,399	623,352	1,394,095	3,275,015
Cost of revenues
Cost of product sales	1,267,310	848,436	3,898,162	2,727,156	187,117	229,325	854,104
Cost of royalties	5,134	0	16,380	0
Total cost of revenues	1,272,444	848,436	3,914,542	2,727,156
Gross profit	1,044,857	2,168,318	6,649,678	4,520,243
Operating expenses:
Salaries and wages	1,998,196	2,062,128	7,106,906	2,852,327
Consulting expenses	533,512	829,047	2,275,905	1,348,499
Professional fees	125,348	463,037	1,189,734	786,424
Research and Development Expense	901,685	357,308	3,386,439	98,148	3,989,081	5,857,615	43,125,085
Selling, general, and administrative	2,489,326	1,176,227	5,585,419	2,949,164	1,885,677	3,686,550	20,135,382
Total operating expenses	6,048,067	4,887,747	19,544,403	8,034,562	6,061,875	9,773,490	64,114,571
Loss from operations	(5,003,210)	(2,719,429)	(12,894,725)	(3,514,319)	(5,438,523)	(8,379,395)	(60,839,556)
Other income (expense):
Interest expense, net	(519,029)	(267,145)	(1,041,533)	(1,048,474)	(2,819,549)	(2,579,581)	(9,911,782)
Change in fair value of derivative liabilities	193,093	(220,314)	492,311	470,466
Change in fair value of contingent consideration			(4,334,932)	0
Gain on debt restructuring			0	576,677
Inducement expense	0	(1,512,148)	(1,513,371)	0
Other income, net	(4,533)	0	(16,558)	23,135	1,462,508	1,242,962	1,891,857
Settlement of contingency			471,250	0
Total other income (expense)	(330,469)	(1,999,607)	(6,885,333)	21,804	(1,357,041)	(1,336,619)	(8,019,925)
Loss before income tax benefit	(5,333,679)	(4,719,036)	(19,780,058)	(3,492,515)	(6,795,564)	(9,716,014)	(68,859,481)
Income tax benefit	4,890	4,609	18,000	18,000	0	0	43,732
Loss before cumulative effect of change in accounting principle					(6,795,564)	(9,716,014)	(68,815,749)
Cumulative effect of change in accounting principle					0	0	(1,469,856)
Net loss					(6,795,564)	(9,716,014)	(70,285,605)
Accretion of redeemable convertible preferred stock					4,002,811	(4,003,265)	(22,978,714)
Gain on exchange of redeemable convertible preferred stock					0	0	14,517,817
Beneficial conversion feature					0	0	(966,711)
Net loss attributable to common stockholders	(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)	(6,795,564,000)	(9,716,014)	(70,285,605)
Preferred dividends:
Preferred stock								0	9,064	0	6,168	0	13,562	13,562	331,004
Net loss to common stockholders	$ (5,338,569)	$ (4,737,207)	$ (19,811,620)	$ (3,856,751)
Loss per common share - Basic and diluted (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.08)
Weighted average shares outstanding - Basic and diluted (in shares)	99,105,448	63,262,699	81,859,343	50,665,986